Equity (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Authorized Shares and Common Shares Issued and Fully Paid

	As of December 31,
Authorized shares	2017	2016
	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At December 31, 2017	13,830,769	138
At December 31, 2016	13,830,769	138
At January 1, 2016	13,830,769	138

Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity

The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2017
	Available-for-sale reserve	Foreign currency translation reserve	Actuarial losses on defined benefit plans	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	15,882	—	15,882
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary	—	248	—	248
Re-measuring losses on defined benefit plans	—	—	(618)	(618)
Net loss on available-for-sale financial assets	(64)	—	—	(64)
	(64)	16,130	(618)	15,448
	For the year ended December 31, 2016
	Available-for-sale reserve	Foreign currency translation reserve	Actuarial losses on defined benefit plans	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	(886)	—	(886)
Re-measuring gains on defined benefit plans	—	—	2	2
Net loss on available-for-sale financial assets	(82)	—	—	(82)
	(82)	(886)	2	(966)

	For the year ended December 31, 2015
	Available-for-sale reserve	Foreign currency translation reserve	Actuarial losses on defined benefit plans	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	(15,847)	—	(15,847)
Re-measuring losses on defined benefit plans	—	—	(206)	(206)
Net gain on available-for-sale financial assets	543	—	—	543
	543	(15,847)	(206)	(15,510)